Pay vs Performance Disclosure	12 Months Ended
	Jun. 27, 2025 USD ($)	Jun. 28, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 01, 2022 USD ($)	Jul. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for William D. Mosley (1) (b)	Compensation Actually Paid to William D. Mosley (1)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3) (e)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($)(m) (h)	Company Selected Measure: ROIC (%)(5) (i)
					TSR (f)	Peer Group TSR (g)
2025	$17,176,927	$57,393,073	$5,546,701	$14,650,182	$358	$229	$1,469	116%
2024	13,631,727	31,274,781	4,417,598	8,654,378	255	241	335	64%
2023	11,436,208	4,811,598	3,270,494	171,402	147	215	(529)	16%
2022	13,210,318	3,559,186	6,482,662	3,153,551	157	155	1,649	78%
2021	11,641,189	36,801,611	3,241,870	8,283,027	192	156	1,314	77%

Company Selected Measure Name	return on invested capital
Named Executive Officers, Footnote	William D. Mosley was our PEO during all of our fiscal years 2021, 2022, 2023, 2024, and 2025. The individuals comprising the non-PEO NEOs for each fiscal year presented are: (i) in Fiscal Year 2025, Mr. Romano, Mr. Teh, Dr. Morris, and Mr. Lee, (ii) in fiscal year 2024, Mr. Romano, Mr. Teh, Dr. Morris, and Mr. Chong, (iii) in fiscal year 2023, Mr. Romano, Mr. Teh, Ms. Katherine E. Schuelke, Mr. Jeffrey D. Nygaard, and Mr. Ravi Naik, (iv) in fiscal year 2022, Mr. Romano, Mr. Nygaard, Mr. Naik, and Mr. Teh, and (v) in fiscal year 2021, Mr. Romano, Mr. Nygaard, Mr. Naik, and Mr. Teh.
Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table shows the cumulative total shareholder return with respect to the Dow Jones US Computer Hardware Index (“DJUSCR Index”), which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports for the fiscal years 2021, 2022, 2023, 2024, and 2025. The Company’s TSR and the Peer Group TSR assume that a fixed amount of $100 was invested for the period starting July 2, 2020 (which is the last trading day of fiscal year 2020), through the end of the listed year in the company and in the DJUSCR Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 17,176,927	$ 13,631,727	$ 11,436,208	$ 13,210,318	$ 11,641,189
PEO Actually Paid Compensation Amount	$ 57,393,073	31,274,781	4,811,598	3,559,186	36,801,611
Adjustment To PEO Compensation, Footnote	The following provides additional information regarding the adjustments made to the amounts reported in the "Total" column of the Summary Compensation Table for our PEO and the non-PEO NEOs in order to determine Compensation Actually Paid. Fair Value amounts are calculated in accordance with FASB ASC Topic 718.

	SCT (a)	Grant Date Value of New Awards (b)	Year-End Fair Value of New Awards (i)	Change in Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions (v)	Total Equity Award Adjustments (c) = (i)+(ii)+(iii)+(iv)+(v)	CAP (a)-(b)+(c)

PEO ($)	17,176,927	16,068,386	28,839,554	23,211,212	4,233,765	—	—	56,284,532	57,393,073
Non-PEO NEOs ($)	5,546,701	4,981,022	8,285,461	5,222,751	769,907	—	(193,617)	14,084,503	14,650,182

Non-PEO NEO Average Total Compensation Amount	$ 5,546,701	4,417,598	3,270,494	6,482,662	3,241,870
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,650,182	8,654,378	171,402	3,153,551	8,283,027
Adjustment to Non-PEO NEO Compensation Footnote	The following provides additional information regarding the adjustments made to the amounts reported in the "Total" column of the Summary Compensation Table for our PEO and the non-PEO NEOs in order to determine Compensation Actually Paid. Fair Value amounts are calculated in accordance with FASB ASC Topic 718.

	SCT (a)	Grant Date Value of New Awards (b)	Year-End Fair Value of New Awards (i)	Change in Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions (v)	Total Equity Award Adjustments (c) = (i)+(ii)+(iii)+(iv)+(v)	CAP (a)-(b)+(c)

PEO ($)	17,176,927	16,068,386	28,839,554	23,211,212	4,233,765	—	—	56,284,532	57,393,073
Non-PEO NEOs ($)	5,546,701	4,981,022	8,285,461	5,222,751	769,907	—	(193,617)	14,084,503	14,650,182

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the company’s and DJUSCR Index’s cumulative TSRs over the five most recently completed fiscal years.

Metric	FY 2021	FY 2022	FY 2023	FY 2024	FY 2025
PEO CAP ($M) - Mosley, William D.	$36.80	$3.56	$4.81	$31.27	$57.39
Avg NEO CAP ($M)	$8.28	$3.15	$0.17	$8.65	$14.65
STX TSR	$191.51	$156.97	$147.42	$254.60	$358.36
Dow Jones U.S. Computer Hardware Index TSR	$156.17	$154.70	$214.78	$240.82	$229.41

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the four most recently completed fiscal years.

Metric	FY 2021	FY 2022	FY 2023	FY 2024	FY 2025
PEO CAP ($M) - Mosley, William D.	$36.80	$3.56	$4.81	$31.27	$57.39
Avg NEO CAP ($M)	$8.28	$3.15	$0.17	$8.65	$14.65
Net Income ($M)	$1,314	$1,649	$(529)	$335	$1,469

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Company Selected Measure which was ROIC during the four most recently completed fiscal years.

Metric	FY 2021	FY 2022	FY 2023	FY 2024	FY 2025
PEO CAP ($M) - Mosley, William D.	$36.80	$3.56	$4.81	$31.27	$57.39
Avg NEO CAP ($M)	$8.28	$3.15	$0.17	$8.65	$14.65
ROIC	77%	78%	16%	64%	116%

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the company’s and DJUSCR Index’s cumulative TSRs over the five most recently completed fiscal years.

Metric	FY 2021	FY 2022	FY 2023	FY 2024	FY 2025
PEO CAP ($M) - Mosley, William D.	$36.80	$3.56	$4.81	$31.27	$57.39
Avg NEO CAP ($M)	$8.28	$3.15	$0.17	$8.65	$14.65
STX TSR	$191.51	$156.97	$147.42	$254.60	$358.36
Dow Jones U.S. Computer Hardware Index TSR	$156.17	$154.70	$214.78	$240.82	$229.41

Tabular List, Table

Performance Measures
Relative TSR
Return on Invested Capital ("ROIC")
Adjusted Operating Margin ("AOM")
Revenue
Total Customer Experience ("TCE")

Total Shareholder Return Amount	$ 358	255	147	157	192
Peer Group Total Shareholder Return Amount	229	241	215	155	156
Net Income (Loss)	$ 1,469,000,000	$ 335,000,000	$ (529,000,000)	$ 1,649,000,000	$ 1,314,000,000
Company Selected Measure Amount	1.16	0.64	0.16	0.78	0.77
PEO Name	William D. Mosley
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid, or "CAP", have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs during the applicable year. These amounts reflect the amounts reported in the "Total" column of the Summary Compensation Table with certain adjustments as described in footnote 3 below.We determined ROIC, or return on invested capital, to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEOs and non-PEO NEOs in Fiscal Year 2025. This performance measure may not have been the most important financial performance measure for other fiscal years shown in the table above and we may determine a different financial performance measure to be the most important financial performance measure in future years. For Fiscal Years 2024 and 2025, ROIC is calculated as (i) adjusted operating income minus the non-GAAP tax expense (benefit), divided by (ii) (x) adjusted net plant, property, and equipment plus total current assets minus cash and cash equivalents, minus (y) total current liabilities excluding debt. For fiscal years 2021, 2022, and 2023, the calculation was determined using the same methodology, except for the numerator which was (i) adjusted operating income multiplied by (1 minus the average tax rate). All values represent U.S. GAAP results except adjusted operating income, non-GAAP tax expense (benefit), and adjusted net plant, property, and equipment. Adjusted operating income, used to determine ROIC, is operating income adjusted to exclude the impact of (a) share-based compensation expense and (b) material, unusual, or non-recurring gains and losses, accounting charges, or other extraordinary events that were not foreseen at the time the performance measure was established, in each case of (a) and (b), as publicly reported in the Company’s U.S. Non-GAAP financial measures each quarter. Adjusted net plant, property, and equipment includes net plant, property, and equipment and the net value of right of use assets acquired through finance leasing.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital ("ROIC")
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Margin ("AOM")
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Total Customer Experience ("TCE")
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 56,284,532
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,068,386)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,839,554
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,211,212
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,233,765
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,084,503
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,981,022)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,285,461
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,222,751
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	769,907
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (193,617)